Risk Report - Asset Quality - Modified Assets (Detail: Text Value) € in Millions	Dec. 31, 2024 EUR (€)
Modified Assets Amortized Cost [Line Items]
Increase (decrease) in modified assets at amortized cost due to client related modifications	€ 434